UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-06377

Dreyfus Municipal Income, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	09/30
Date of reporting period:	03/31/19

FORM N-CSR

Item 1.          Reports to Stockholders.

Dreyfus Municipal Income, Inc.

SEMIANNUAL REPORT March 31, 2019

Dreyfus Municipal Income, Inc.

Protecting Your Privacy
Our Pledge to You

THE FUND IS COMMITTED TO YOUR PRIVACY. On this page, you will find the Fund’s policies and practices for collecting, disclosing, and safeguarding “nonpublic personal information,” which may include financial or other customer information. These policies apply to individuals who purchase Fund shares for personal, family, or household purposes, or have done so in the past. This notification replaces all previous statements of the Fund’s consumer privacy policy, and may be amended at any time. We’ll keep you informed of changes as required by law.

YOUR ACCOUNT IS PROVIDED IN A SECURE ENVIRONMENT. The Fund maintains physical, electronic and procedural safeguards that comply with federal regulations to guard nonpublic personal information. The Fund’s agents and service providers have limited access to customer information based on their role in servicing your account.

THE FUND COLLECTS INFORMATION IN ORDER TO SERVICE AND ADMINISTER YOUR ACCOUNT. The Fund collects a variety of nonpublic personal information, which may include:

• Information we receive from you, such as your name, address, and social security number.

• Information about your transactions with us, such as the purchase or sale of Fund shares.

• Information we receive from agents and service providers, such as proxy voting information.

THE FUND DOES NOT SHARE NONPUBLIC PERSONAL INFORMATION WITH ANYONE, EXCEPT AS PERMITTED BY LAW.

Thank you for this opportunity to serve you.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Municipal Income, Inc.	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Municipal Income, Inc., covering the six-month period from October 1, 2018 through March 31, 2019. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The U.S. and many other developed economies continued their pattern of moderate growth during the six months. In October, equity markets experienced a sharp sell-off, stimulated in part by interest-rate increases, trade tensions and slowing global growth. The sell-off partially reduced prior gains on U.S. indices, while losses deepened in international developed and emerging markets. Global equities continued their general decline throughout the end of the calendar year. However, comments made in January by the U.S. Federal Reserve (the “Fed”) that it might slow the pace of interest-rate increases in 2019 helped trigger a rebound across equity markets. In a similar vein, other central banks pledged to continue policies that support economic growth, helping to further ease investor concerns. Talk of a potential trade agreement between the U.S. and China also helped buoy equity markets, which continued their upward trajectory through the end of the period.

Equity volatility and global growth concerns triggered a flight to quality in many areas of the bond market, raising Treasury prices and flattening the yield curve through the end of 2018. Corporate bonds were also affected by growth and leverage concerns, causing reduced liquidity, increased spreads, and falling prices through the end of the calendar year. Bond markets rebounded in January after encouraging comments by the Fed, and many indices continued to experience positive returns throughout February and March.

We remain positive on the near-term economic outlook for the U.S. but will monitor relevant data for any signs of change.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris
President
The Dreyfus Corporation
April 15, 2019

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from October 1, 2018 through March 31, 2019, as provided by Daniel Rabasco and Jeffrey Burger, Primary Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended March 31, 2019, Dreyfus Municipal Income, Inc. produced a total return of 4.77% on a net-asset-value basis and 10.30% on a market-price basis.1 Over the same period, the fund provided aggregate income dividends of $0.21 per share, which reflects a distribution rate of 4.99%.2

Municipal bonds declined during the first half of the reporting period as interest rates rose and the Federal Reserve (the “Fed”) maintained a hawkish stance on monetary policy. But the market rallied in the second half in response to positive supply-and-demand dynamics and a shift by the Fed to a more dovish stance. The municipal market also benefited as investors grew more concerned about the global economy, resulting in a “flight to quality.” The fund’s performance was hindered by yield curve positioning and security selection.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. Under normal market conditions, the fund invests at least 80% of the value of its net assets in municipal obligations and invests in municipal obligations which, at the time of purchase, are rated investment grade or the unrated equivalent as determined by The Dreyfus Corporation (“Dreyfus”) in the case of bonds, and rated in the two highest rating categories or the unrated equivalent as determined by Dreyfus in the case of short-term obligations having, or deemed to have, maturities of less than one year.

To this end, we have constructed a portfolio derived from seeking income opportunities through analysis of each bond’s structure, including paying close attention to each bond’s yield, maturity, and early redemption features. Over time, many of the fund’s relatively higher-yielding bonds mature or are redeemed by their issuers, and we generally attempt to replace those bonds with investments consistent with the fund’s investment policies, albeit with yields that reflect the then-current interest-rate environment. When making new investments, we focus on identifying undervalued sectors and securities, and we minimize the use of interest-rate forecasting. We use fundamental analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market.

Supply-and-Demand Dynamics and a Flight to Quality Drove Municipal Bonds

The municipal bond market experienced weakness early in the reporting period, but a variety of factors contributed to a subsequent rebound, including slowing economic momentum and a relaxing of what had been a hawkish stance by the Fed. A flight to quality driven by concerns about global growth was also advantageous.

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

Municipal bonds benefited from favorable supply-and-demand dynamics as well. Fund flows were relatively weak during the first half of the reporting period, but this reversed in the second half as investors became concerned about the new cap on the federal deductibility of state and local taxes. This resulted in record-strong inflows to municipal bond mutual funds as investors began to seek tax-exempt income. Although new issuance was positive, a large number of bonds reached maturity during the period, resulting in a decline in net supply.

Demand at the longer end of the municipal bond curve was mixed. Insurance companies continued to add marginally to holdings, but banks, which tend to focus on longer bonds, reduced their holdings. Accounting rule changes and the tax-reform legislation of December 2017, which reduced corporate tax rates, have reduced the appeal of tax-exempt bonds for corporate buyers, especially banks.

On balance, however, the municipal bond market outperformed Treasuries. This caused the ratio of municipal yields to Treasury yields to decline all across the curve, reflecting that relative outperformance. The municipal bond curve flattened in the 2- to 10-year range and in the 2- to 30-year range, as investors reached for yield.

Credit spreads widened modestly early in the reporting period due to mutual fund redemptions but tightened subsequently when flows strengthened as investors continued their demand for yield. In the lower-rated segment of the market, valuations for tobacco bonds, backed by certain states’ settlement of litigation with U.S. tobacco companies, were hurt by a proposal by the Food and Drug Administration to ban menthol cigarettes. Valuations did improve, however, as the quarter ended. In addition, Puerto Rico bonds benefited from greater clarity regarding fiscal conditions and the restructuring of certain issuing authorities.

Generally, fundamentals in the municipal bond market remained healthy. Steady economic growth has boosted tax revenues, fiscal balances and “rainy-day” funds, though some of this improvement came from a one-time acceleration of tax payments after the tax-reform law was enacted. Pension funding has also improved.

Yield Curve Positioning and Security Selection Detracted From Fund Results

The fund’s performance was hindered during the reporting period by its yield curve positioning. An underweight to 10-year maturities detracted from performance given that this was where rates fell most. However, an underweight to 2-year maturities partially offset that loss. Other disappointments during the reporting period included security selection in tobacco-backed bonds and special tax bonds. Asset allocation, specifically an overweight to revenue bonds and an underweight to general obligation bonds, also detracted somewhat from performance.

On a positive note, the fund benefited from its longer duration. This added to performance as the Fed shifted from a hawkish stance on rates to a dovish stance midway through the reporting period.

A Constructive Investment Posture

We remain constructive on the prospects for municipal bonds over the foreseeable future. We anticipate that with likely gains in employment and a subsequent pickup in inflation, the

Fed will respond with one rate hike in 2019; however, we do not expect interest rates to rise dramatically. We will continue to position the duration of the fund to be longer than that of the benchmark, since the municipal curve is steeper than the Treasury curve and given our positive outlook for tax-exempt bond supply-and-demand dynamics. We anticipate that credit fundamentals will remain stable, but we will monitor budget and revenue developments as the year progresses. We have trimmed our weaker holdings in the tobacco-backed segment, but are adding to revenue bonds, especially in the following areas: education, retirement centers and utilities.

April 15, 2019

1 Total return includes reinvestment of dividends and any capital gains paid, based upon net asset value per share or market price per share, as applicable. Past performance is no guarantee of future results. Market price per share, net asset value per share, and investment return fluctuate. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.

2 Distribution rate per share is based upon dividends per share paid from net investment income during the period, divided by the market price per share at the end of the period, adjusted for any capital gain distributions.

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines. High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity. The use of leverage may magnify the fund’s gains or losses. For derivatives with a leveraging component, adverse changes in the value or level of the underlying asset can result in a loss that is much greater than the original investment in the derivative.

STATEMENT OF INVESTMENTS

March 31, 2019 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 152.9%
Alabama - 3.6%
Jefferson County, Sewer Revenue Bonds Warrants	0/7.75	10/1/2046	4,000,000	[a]	3,678,400
Lower Alabama Gas District, Gas Project Revenue Bonds, Ser. A	5.00	9/1/2046	2,500,000		3,106,950
				6,785,350
Arizona - 2.3%
La Paz County Industrial Development Authority, Education Facility LR (Charter Schools Solutions-Harmony Public Schools Project) Ser. A	5.00	2/15/2046	1,500,000	[b]	1,598,400
Salt Verde Financial Corporation, Senior Gas Revenue Bonds	5.00	12/1/2037	2,190,000		2,741,289
				4,339,689
California - 17.1%
California, GO (Various Purpose)	5.75	4/1/2031	3,950,000		3,952,883
California, GO (Various Purpose)	6.00	3/1/2033	1,250,000		1,302,362
California, GO (Various Purpose)	6.00	11/1/2035	2,500,000		2,566,225
California, GO (Various Purpose)	6.50	4/1/2033	1,375,000		1,376,169
California, GO (Various Purpose)	6.50	4/1/2019	750,000	[c]	750,000
Santa Ana Community Redevelopment Agency, Tax Allocation Revenue Bonds (Merged Project Area) Ser. A	6.75	3/1/2021	3,000,000	[c]	3,304,410
Tender Option Bond Trust Receipts (Series 2016-XM0371), (Los Angeles Department of Airports, Senior Revenue Bonds (Los Angeles International Airport)) Non-recourse	5.25	5/15/2029	10,000,000	[b,d,e]	10,439,050
Tender Option Bond Trust Receipts (Series 2016-XM0387), (Los Angeles Department of Airports, Senior Revenue Bonds (Los Angeles International Airport)) Non-recourse	5.00	5/15/2038	4,000,000	[b,d,e]	4,409,220
Tender Option Bond Trust Receipts (Series 2016-XM0390), (The Regents of the University of California, General Revenue Bonds) Non-recourse	5.00	5/15/2036	3,750,000	[b,d,e]	4,198,903
				32,299,222

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 152.9% (continued)
Colorado - 7.6%
Colorado Educational & Cultural Facilities Authority, Revenue Bonds (Johnson & Wales University) Ser. B	5.00	4/1/2031	1,680,000		1,787,806
Colorado High Performance Transportation Enterprise, Revenue Bonds (C-470 Express Lanes)	5.00	12/31/2051	1,500,000		1,625,070
E-470 Public Highway Authority, Senior Revenue Bonds, Ser. C	5.25	9/1/2025	1,000,000		1,043,350
E-470 Public Highway Authority, Senior Revenue Bonds, Ser. C	5.38	9/1/2026	1,000,000		1,044,370
Tender Option Bond Trust Receipts (Series 2016-XM0385), (Board of Governors of the Colorado State University, System Enterprise Revenue Bonds) Non-recourse	5.00	3/1/2038	2,550,000	[b,d,e]	2,796,488
Tender Option Bond Trust Receipts (Series 2016-XM0433), (Colorado Springs, Utilities System Improvement Revenue Bonds) Recourse	5.00	11/15/2043	3,997,093	[b,d,e]	4,447,503
University of Colorado, University Enterprise Revenue Bonds, Ser. A	5.38	6/1/2019	1,500,000	[c]	1,509,465
				14,254,052
Connecticut - 1.5%
Connecticut Health and Educational Facilities Authority, Revenue Bonds (Trinity Health Credit Group)	5.00	12/1/2045	2,500,000		2,834,125
District of Columbia - 4.1%
Tender Option Bond Trust Receipts (Series 2016-XM0437), (District of Columbia, Income Tax Secured Revenue Bonds) Recourse	5.00	12/1/2035	6,997,490	[b,d,e]	7,698,575
Florida - 7.3%
Atlantic Beach City, Revenue Bonds (Fleet Landing Project) Ser. A	5.00	11/15/2053	1,500,000		1,640,535
Davie, Educational Facilities Revenue Bonds (Nova Southeastern University Project) Ser. A	5.63	4/1/2043	1,000,000		1,107,960
Greater Orlando Aviation Authority, Airport Facilities Revenue Bonds, Ser. A	6.25	10/1/2020	3,980,000		4,067,679

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 152.9% (continued)
Florida - 7.3% (continued)
Halifax Hospital Medical Center, Revenue Bonds, Refunding	4.00	6/1/2041	1,000,000		1,023,190
Mid-Bay Bridge Authority, Springing Lien Revenue Bonds, Ser. A	7.25	10/1/2021	2,500,000	[c]	2,842,450
Saint Johns County Industrial Development Authority, Revenue Bonds (Presbyterian Retirement Communities Project) Ser. A	5.88	8/1/2020	2,000,000	[c]	2,111,800
South Lake County Hospital District, Revenue Bonds (South Lake Hospital, Inc.) Ser. A	6.25	4/1/2039	1,000,000		1,002,700
				13,796,314
Georgia - 3.7%
Atlanta, Water and Wastewater Revenue Bonds, Ser. A	6.00	11/1/2019	3,000,000	[c]	3,078,600
Atlanta Development Authority, Senior Lien Revenue Bonds (New Downtown Atlanta Stadium Project) Ser. A1	5.25	7/1/2040	1,500,000		1,725,600
Burke County Development Authority, Pollution Control Revenue Bonds, Refunding (Oglethorpe Power Corp-Vogtle) Ser. D	4.13	11/1/2045	1,000,000		1,019,080
Gainesville and Hall County Development Authority, Educational Facilities Revenue Bonds, Refunding (Riverside Military Academy)	5.00	3/1/2037	1,000,000		1,060,960
				6,884,240
Hawaii - 1.3%
Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds (Hawaiian Electric Company, Inc. and Subsidiary Projects)	6.50	7/1/2039	2,400,000		2,431,536
Illinois - 18.6%
Chicago, GO, Refunding, Ser. A	6.00	1/1/2038	2,000,000		2,284,460
Chicago, Second Lien Wastewater Transmission Revenue Bonds, Refunding, Ser. C	5.00	1/1/2039	1,100,000		1,191,685
Chicago, Second Lien Water Revenue Bonds	5.00	11/1/2028	1,000,000		1,119,030
Chicago Board of Education, Special Tax Revenue Bonds	5.00	4/1/2046	1,725,000		1,866,605

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 152.9% (continued)
Illinois - 18.6% (continued)
Chicago O'Hare International Airport, Revenue Bonds (General Airport Third Lien)	5.63	1/1/2035	270,000		287,588
Chicago O'Hare International Airport, Revenue Bonds (General Airport Third Lien)	5.63	1/1/2021	730,000	[c]	782,246
Chicago O'Hare International Airport, Senior Lien Revenue Bonds, Refunding, Ser. A	5.00	1/1/2048	2,000,000		2,290,500
Illinois, GO, Ser. A	5.00	5/1/2038	1,250,000		1,335,037
Illinois, GO, Ser. C	5.00	11/1/2029	2,800,000		3,071,852
Illinois Finance Authority, Revenue Bonds, Refunding (Rosalind Franklin University of Medicine & Science)	5.00	8/1/2047	1,350,000		1,477,534
Metropolitan Pier and Exposition Authority, Dedicated Tax Revenue Bonds (Capital Appreciation-McCormick Place Expansion Project) (Insured; National Public Finance Guarantee Corporation) Ser. A	0.00	12/15/2036	2,500,000	[f]	1,238,950
Metropolitan Pier and Exposition Authority, Revenue Bonds (McCormick Place Expansion Project) Ser. A	5.00	6/15/2053	2,500,000		2,633,550
Metropolitan Pier and Exposition Authority, Revenue Bonds, Refunding (McCormick Place Expansion Project) Ser. B	5.00	12/15/2028	1,500,000		1,577,445
Railsplitter Tobacco Settlement Authority, Revenue Bonds	6.00	6/1/2021	2,000,000	[c]	2,187,280
Tender Option Bond Trust Receipts (Series 2016-XM0378), (Greater Chicago Metropolitan Water Reclamation District, GO Capital Improvement Bonds) Non-recourse	5.00	12/1/2032	2,500,000	[b,d,e]	2,672,650
Tender Option Bond Trust Receipts (Series 2017-XM0492), (Illinois Finance Authority, Revenue Bonds (The University of Chicago)) Non-recourse	5.00	10/1/2040	7,000,000	[b,d,e]	7,916,755

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 152.9% (continued)
Illinois - 18.6% (continued)
University of Illinois, Revenue Bonds (Auxiliary Facilities System) Ser. A	5.13	4/1/2036	1,000,000	1,044,830
				34,977,997
Indiana - .6%
Indiana Finance Authority, Revenue Bonds (Parkview Health System Group) Ser. A	5.00	11/1/2043	1,000,000	1,148,060
Iowa - .4%
Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds, Ser. A2	5.75	12/1/2028	645,000	673,374
Kentucky - .6%
Kentucky Economic Development Finance Authority, Revenue Bonds, Refunding (Louisville Arena Project) (Insured; Assured Guaranty Municipal Corporation)	5.00	12/1/2045	1,000,000	1,125,670
Louisiana - 4.8%
Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Refunding (Westlake Chemical Corporation Project)	3.50	11/1/2032	1,000,000	1,007,410
Louisiana Public Facilities Authority, Revenue Bonds, Refunding (CHRISTUS Health Obligated Group) Ser. A	6.13	7/1/2029	1,000,000	1,010,830
Tender Option Bond Trust Receipts (Series 2018-XF2584), (Louisiana Public Facilities Authority, Hospital Revenue Bonds (Franciscan Missionaries of Our Lady Health System Project)) Recourse	5.00	7/1/2047	6,320,000	[b,d,e] 7,021,836
				9,040,076
Maine - .7%
Maine Health and Higher Educational Facilities Authority, Revenue Bonds (Maine General Medical Center Issue)	7.50	7/1/2032	1,250,000	1,387,300
Maryland - 3.4%
Maryland Economic Development Corporation, PCR, Refunding (Potomac Electric Project)	6.20	9/1/2022	2,500,000	2,508,325

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 152.9% (continued)
Maryland - 3.4% (continued)
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds (Adventist HealthCare Obligated Group)	5.50	1/1/2046	1,500,000		1,708,545
Tender Option Bond Trust Receipts (Series 2016-XM0391), (Mayor and City Council of Baltimore, Project Revenue Bonds (Water Projects)) Non-recourse	5.00	7/1/2042	2,000,000	[b,d,e]	2,225,555
				6,442,425
Massachusetts - 5.4%
Massachusetts Development Finance Agency, Revenue Bonds (Tufts Medical Center) Ser. I	7.25	1/1/2021	600,000	[c]	657,504
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University Issue) Ser. A	6.25	7/1/2030	705,000		713,115
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University Issue) Ser. A	6.25	7/1/2019	1,295,000	[c]	1,310,242
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Tufts Medical Center) Ser. I	7.25	1/1/2021	900,000	[c]	986,256
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2026	950,000		1,117,324
Massachusetts Educational Financing Authority, Education Loan Revenue Bonds (Issue K)	5.25	7/1/2029	1,315,000		1,412,652
Tender Option Bond Trust Receipts (Series 2016-XM0386), (University of Massachusetts Building Authority, Project and Refunding Revenue Bonds) Non-recourse	5.00	5/1/2043	3,695,009	[b,d,e]	4,065,823
				10,262,916
Michigan - 3.3%
Detroit, Water Supply System Senior Lien Revenue Bonds, Ser. A	5.00	7/1/2036	3,000,000		3,148,620
Detroit, Water Supply System Senior Lien Revenue Bonds, Ser. A	5.00	7/1/2031	1,500,000		1,581,990

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 152.9% (continued)
Michigan - 3.3% (continued)
Michigan Finance Authority, Local Government Loan Program Revenue Bonds (Detroit Water and Sewerage Department, Water Supply System Revenue Bonds Senior Lien Local Project Bonds) (Insured; National Public Finance Guarantee Corp.)	5.00	7/1/2036	500,000	553,810
Michigan Strategic Fund, SWDR, Refunding (Genesee Power Station Project)	7.50	1/1/2021	1,000,000	990,060
				6,274,480
Minnesota - 1.3%
Duluth Economic Development Authority, Revenue Bonds, Refunding (Essentia Health Group) Ser. A	5.00	2/15/2058	1,000,000	1,110,650
Saint Paul Housing and Redevelopment Authority, Hospital Facility Revenue Bonds (HealthEast Care System Project)	5.00	11/15/2025	1,200,000	[c] 1,436,940
				2,547,590
Mississippi - 1.1%
Warren County, Gulf Opportunity Zone Revenue Bonds (International Paper Company Project) Ser. A	5.38	12/1/2035	2,000,000	2,162,740
Missouri - 1.7%
Missouri Health and Educational Facilities Authority, Revenue Bonds, Refunding (Lutheran Senior Services Projects) Ser. B	5.00	2/1/2046	2,000,000	2,130,600
Missouri Health and Educational Facilities Authority, Revenue Bonds, Refunding (Lutheran Senior Services Projects) Ser. B	2.88	2/1/2034	1,000,000	1,004,660
				3,135,260
Nebraska - .6%
Douglas County Hospital Authority, Revenue Bonds (Childrens Hospital Obligation Group)	5.00	11/15/2036	1,000,000	1,159,480
Nevada - 1.4%
Reno, Sales Tax Revenue Bonds, Refunding (Reno Transportation Rail Access Project) (Insured; Assured Guaranty Municipal Corporation) Ser. A	4.00	6/1/2058	1,250,000	1,283,138

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 152.9% (continued)
Nevada - 1.4% (continued)
Reno, Sales Tax Revenue Bonds, Refunding (Reno Transportation Rail Access Project) (Insured; Assured Guaranty Municipal Corporation) Ser. B	4.13	6/1/2058	1,250,000	1,290,612
				2,573,750
New Jersey - 5.5%
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. XX	5.25	6/15/2027	1,000,000	1,127,410
New Jersey Economic Development Authority, School Facilities Construction Revenue Bonds, Refunding, Ser. WW	5.25	6/15/2040	1,250,000	1,354,837
New Jersey Economic Development Authority, Water Facilities Revenue Bonds, Refunding (American Water Company, Inc. Project) Ser. A	5.70	10/1/2039	2,000,000	2,035,940
New Jersey Transportation Trust Fund Authority, Transportation Program Revenue Bonds, Ser. AA	5.25	6/15/2033	1,000,000	1,105,050
New Jersey Transportation Trust Fund Authority, Transportation Program Revenue Bonds, Ser. S	5.00	6/15/2046	1,250,000	1,359,475
New Jersey Transportation Trust Fund Authority, Transportation Program Revenue Bonds, Ser. S	5.25	6/15/2043	2,000,000	2,231,300
South Jersey Port Corporation, Revenue Bonds (Subordinated Marine Terminal) Ser. B	5.00	1/1/2048	1,000,000	1,098,000
				10,312,012
New Mexico - 1.7%
Farmington, PCR, Refunding (Public Service Company of New Mexico San Juan Project) Ser. D	5.90	6/1/2040	3,000,000	3,127,470
New York - 8.5%
New York City Educational Construction Fund, Revenue Bonds, Ser. A	6.50	4/1/2028	1,500,000	1,639,830

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 152.9% (continued)
New York - 8.5% (continued)
New York City Industrial Development Agency, PILOT Revenue Bonds (Yankee Stadium Project) (Insured; Assured Guaranty Corp.)	7.00	3/1/2049	1,435,000		1,441,759
New York Convention Center Development Corporation, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	0.00	11/15/2049	5,600,000	[f]	1,779,792
New York Transportation Development Corporation, Special Facility Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2046	1,500,000		1,624,365
Port Authority of New York and New Jersey, Special Project Revenue Bonds (JFK International Air Terminal LLC Project)	6.00	12/1/2036	1,500,000		1,591,980
Tender Option Bond Trust Receipts (Series 2016-XM0436), (New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds) Recourse	5.00	6/15/2044	7,400,000	[b,d,e]	7,959,532
				16,037,258
North Carolina - 2.8%
Tender Option Bond Trust Receipts (Series 2016-XM0444), (North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Duke University Health System)) Recourse	5.00	6/1/2042	5,000,000	[b,d,e]	5,188,540
Ohio - 1.7%
Butler County, Hospital Facilities Revenue Bonds (UC Health)	5.50	11/1/2020	1,050,000	[c]	1,113,473
Butler County, Hospital Facilities Revenue Bonds (UC Health)	5.50	11/1/2020	450,000	[c]	477,203
Cuyahoga County, Revenue Bonds, Refunding (The Metrohealth System)	5.00	2/15/2057	1,000,000		1,072,160
Ohio Air Quality Development Authority, Revenue Bonds (Ohio Valley Electric Corporation Project) Ser. E	5.63	10/1/2019	600,000		606,408
				3,269,244

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 152.9% (continued)
Pennsylvania - 6.8%
Clairton Municipal Authority, Sewer Revenue Bonds, Ser. B	5.00	12/1/2042	1,000,000		1,065,170
Montgomery County Industrial Development Authority, Revenue Bonds, Refunding (Adult Communities Total Services, Inc. Retirement - Life Communities, Inc. Obligated Group)	5.00	11/15/2036	1,000,000		1,113,610
Pennsylvania Housing Finance Agency, Revenue Bonds (Single-Family Housing) Ser. 114A	3.35	10/1/2026	1,500,000		1,524,150
Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds, Ser. B	5.25	12/1/2048	1,000,000		1,170,850
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. A1	5.00	12/1/2046	1,000,000		1,129,890
Philadelphia, GO	6.50	8/1/2020	1,750,000	[c]	1,863,120
Tender Option Bond Trust Receipts (Series 2016-XM0373), (Geisinger Authority, Health System Revenue Bonds (Geisinger Health System)) Non-recourse	5.13	6/1/2041	2,000,000	[b,d,e]	2,123,055
Tender Option Bond Trust Receipts (Series 2018-XM0594), (Berks County Industrial Development Authority, Health System Revenue Bonds, Refunding (Tower Health Project)) Recourse	5.00	11/1/2050	2,460,000	[b,d,e]	2,758,552
				12,748,397
South Carolina - 5.5%
Tender Option Bond Trust Receipts (Series 2016-XM0384), (South Carolina Public Service Authority, Revenue Bonds Obligations (Santee Cooper)) Non-recourse	5.13	12/1/2043	4,800,000	[b,d,e]	5,199,808
Tobacco Settlement Revenue Management Authority , Revenue Bonds (Escrowed to Maturity) Ser. B	6.38	5/15/2030	3,750,000		5,175,825
				10,375,633
Tennessee - 1.2%
Tender Option Bond Trust Receipts (Series 2016-XM0388), (Metropolitan Government of Nashville and Davidson County, Water and Sewer Revenue Bonds) Non-recourse	5.00	7/1/2040	2,000,000	[b,d,e]	2,210,555

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 152.9% (continued)
Texas - 11.8%
Clifton Higher Education Finance Corporation, Revenue Bonds (Uplift Education) Ser. A	4.25	12/1/2034	1,000,000		1,019,630
Harris County-Houston Sports Authority, Senior Lien Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	0.00	11/15/2052	4,000,000	[f]	911,080
Houston, Airport System Subordinate Lien Revenue Bonds, Refunding, Ser. A	5.00	7/1/2025	1,300,000		1,389,791
La Vernia Higher Education Finance Corporation, Revenue Bonds (Knowledge is Power Program, Inc.) Ser. A	6.25	8/15/2019	2,250,000	[c]	2,288,497
North Texas Education Finance Corporation, Revenue Bonds (Uplift Education) Ser. A	5.13	12/1/2042	2,000,000		2,093,380
Tender Option Bond Trust Receipts (Series 2016-XM0377), (San Antonio, Electric and Gas Systems Junior Lien Revenue Bonds) Non-recourse	5.00	2/1/2043	6,300,000	[b,d,e]	6,888,121
Tender Option Bond Trust Receipts (Series 2016-XM0443), (Texas A&M University System Board of Regents, Financing System Revenue Bonds) Recourse	5.00	5/15/2039	5,002,755	[b,d,e]	5,190,745
Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds (Blueridge Transportation Group, LLC State Highway 288 Toll Lanes Project)	5.00	12/31/2055	1,000,000		1,082,430
Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds (Blueridge Transportation Group, State Highway 288 Toll Lanes Project)	5.00	12/31/2050	1,200,000		1,302,684
				22,166,358
U.S. Related - 2.1%
Guam, LOR (Section 30), Ser. A	5.75	12/1/2019	1,500,000	[c]	1,542,735

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 152.9% (continued)
U.S. Related - 2.1% (continued)
Puerto Rico Commonwealth, Public Improvement GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2035	1,250,000		1,321,625
Puerto Rico Highway & Transportation Authority, Highway Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corporation) Ser. CC	5.25	7/1/2034	1,000,000		1,121,620
				3,985,980
Utah - .8%
Utah Infrastructure Agency, Telecommunication Revenue Bonds, Refunding (Special Limited Obligations) Ser. A	5.00	10/15/2040	1,500,000		1,585,470
Virginia - 1.2%
Virginia Small Business Financing Authority, Private Activity Revenue Bonds (Transform 66 P3 Project)	5.00	12/31/2056	2,000,000		2,181,700
Washington - 10.3%
Tender Option Bond Trust Receipts (Series 2017-XF2423), (King County, Server Revenue Bonds) Recourse	5.00	1/1/2029	3,000,000	[b,d,e]	3,176,445
Tender Option Bond Trust Receipts (Series 2018-XM0680), (Washington Convention Center Public Facilities District, Revenue Bonds) Recourse	5.00	7/1/2058	13,000,000	[b,d,e]	14,707,680
Washington Health Care Facilities Authority, Revenue Bonds (Catholic Health Initiatives) Ser. D	6.38	10/1/2036	1,500,000		1,505,265
				19,389,390

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 152.9% (continued)
Wisconsin - .6%
Public Finance Authority, Revenue Bonds (Denver International Airport Great Hall Project)	5.00	9/30/2037	1,000,000	1,128,090
Total Investments (cost $271,711,689)			152.9%	287,940,318
Liabilities, Less Cash and Receivables			(36.9%)	(69,358,011)
Preferred Stock, at redemption value			(16.0%)	(30,225,000)
Net Assets Applicable to Common Shareholders			100.0%	188,357,307

a Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, these securities were valued at $40,211,444 or 21.35% of net assets.

c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

d The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

e Collateral for floating rate borrowings.

f Security issued with a zero coupon. Income is recognized through the accretion of discount.

Portfolio Summary (Unaudited) †	Value (%)
Education	20.9
Transportation	20.6
Medical	17.1
Prerefunded	15.0
Utilities	15.5
General	14.2
Water	14.2
General Obligation	9.9
Special Tax	8.5
Development	4.2
Pollution	3.5
Nursing Homes	3.1
Tobacco Settlement	2.7
Airport	1.2
Higher Education	1.0
Single Family Housing	.8
Facilities	.5
152.9

† Based on net assets.

See notes to financial statements.

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
EURIBOR	Euro Interbank Offered Rate	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LIBOR	London Interbank Offered Rate	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
MUNIPSA	Securities Industry and Financial Markets Association Municipal Swap Index Yield	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PUTTERS	Puttable Tax-Exempt Receipts	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RIB	Residual Interest Bonds	ROCS	Reset Options Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SOFRRATE	Secured Overnight Financing Rate
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2019 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	271,711,689	287,940,318
Cash		1,883,983
Interest receivable		4,208,331
Prepaid expenses		19,451
		294,052,083
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		134,839
Payable for floating rate notes issued—Note 3		74,682,347
Interest and expense payable related to floating rate notes issued—Note 3		514,425
Commissions payable—Note 1		18,315
Directors fees and expenses payable		4,548
Dividends payable to Preferred Shareholders		4,492
Accrued expenses		110,810
		75,469,776
Auction Preferred Stock, Series A and B, par value $.001 per share (1,209 shares issued and outstanding at $25,000 per share liquidation preference)—Note 1		30,225,000
Net Assets Applicable to Common Shareholders ($)		188,357,307
Composition of Net Assets ($):
Common Stock, par value, $.001 per share (20,746,281 shares issued and outstanding)		20,746
Paid-in capital		179,256,211
Total distributable earnings (loss)		9,080,350
Net Assets Applicable to Common Shareholders ($)		188,357,307
Shares Outstanding
(110 million shares authorized)		20,746,281
Net Asset Value Per Share of Common Stock ($)		9.08

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2019 (Unaudited)

Investment Income ($):
Interest Income	6,562,202
Expenses:
Management fee—Note 2(a)	746,824
Interest and expense related to floating rate notes issued—Note 3	831,373
Custodian fees—Note 2(b)	23,189
Directors’ fees and expenses—Note 2(c)	19,947
Professional fees	13,228
Shareholder servicing costs	12,801
Commission fees—Note 1	12,333
Shareholders’ reports	12,165
Registration fees	8,333
Miscellaneous	35,473
Total Expenses	1,715,666
Investment Income—Net	4,846,536
Realized and Unrealized Gain (Loss) on Investments—Note 3 ($):
Net realized gain (loss) on investments	206,651
Net unrealized appreciation (depreciation) on investments	3,465,587
Net Realized and Unrealized Gain (Loss) on Investments	3,672,238
Dividends to Preferred Shareholders	(391,728)
Net Increase in Net Assets Applicable to Common Shareholders Resulting from Operations	8,127,046

See notes to financial statements.

STATEMENT OF CASH FLOWS

Six Months Ended March 31, 2019 (Unaudited)

Cash Flows from Operating Activities ($):
Purchases of portfolio securities	(22,678,775)
Proceeds from sales of portfolio securities	24,045,617
Dividends paid to Preferred Shareholders	(395,080)
Interest received	6,986,280
Paid to The Dreyfus Corporation	(739,869)
Operating expenses paid	(218,803)
Net Cash Provided by Operating Activities		6,999,370
Cash Flows from Financing Activities ($):
Dividends paid to Common Shareholders	(4,356,719)
Interest and expense related to floating
rate notes issued paid	(815,855)
Net Cash Provided in Financing Activities		(5,172,574)
Net Increase (Decrease) in cash		1,826,796
Cash at beginning of period		57,187
Cash at end of period		1,883,983
Reconciliation of Net Increase (Decrease) in Net Assets Applicable to
Common Shareholders Resulting from Operations to
Net Cash Provided by Operating Activities ($):
Net Increase in Net Assets Resulting From Operations		8,127,046
Adjustments to reconcile net increase in net assets
applicable to Common Shareholder resulting from
operations to net cash provided by operating activities ($):
Decrease in investments in securities at cost		1,396,163
Decrease in interest receivable		124,840
Increase in prepaid expenses		(12,341)
Increase in Due to The Dreyfus Corporation and affiliates		6,955
Interest and expense related to floating rate notes issued		831,373
Decrease in dividends payable to Preferred Shareholders		(3,352)
Decrease in Directors fees and expense payable		(16,766)
Decrease in commissions payable and accrued expenses		(52,227)
Net unrealized appreciation on investments		(3,465,587)
Net amortization of premiums on investments		63,266
Net Cash Provided by Operating Activities		6,999,370

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
Operations ($):
Investment income—net	4,846,536	10,299,364
Net realized gain (loss) on investments	206,651	595,292
Net unrealized appreciation (depreciation) on investments	3,465,587	(11,380,825)
Dividends to Preferred Shareholders	(391,728)	(767,544)
Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	8,127,046	(1,253,713)
Distributions ($):
Distributions to Common Shareholders	(4,356,719)	(9,211,349)
Capital Stock Transactions ($):
Proceeds from Auction Preferred Stock to Common Shareholders	-	988,750
Increase (Decrease) in Net Assets from Capital Stock Transactions	-	988,750
Total Increase (Decrease) in Net Assets Applicable to Common Shareholders	3,770,327	(9,476,312)
Net Assets Applicable to Common Shareholders ($):
Beginning of Period	184,586,980	194,063,292
End of Period	188,357,307	184,586,980

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements and, with respect to common stock, market price data for the fund’s common shares.

Six Months Ended March 31, 2019		Year Ended September 30,
(Unaudited)		2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	8.90	9.35	9.84	9.54	9.68	9.00
Investment Operations:
Investment income-net[a]	.23	.50	.52	.52	.55	.59
Net realized and unrealized gain (loss) on investments	.18	(.52)	(.49)	.33	(.06)	.72
Dividends to Preferred Shareholders from investment income—net	(.02)	(.04)	(.03)	(.01)	(.00)[b]	(.00)[b]
Total from Investment Operations	.39	(.06)	-	.84	.49	1.31
Distributions to Common Shareholders:
Dividends from investment income-net	(.21)	(.44)	(.49)	(.54)	(.63)	(.63)
Net asset value resulting from Auction Preferred Stock tendered as a discount	-	.05	-	-	-	-
Net asset value, end of period	9.08	8.90	9.35	9.84	9.54	9.68
Market value, end of period	8.41	7.83	9.13	9.60	9.45	9.09
Total Return (%)[c]	10.30[d]	(9.55)	.44	7.39	11.15	12.46

Six Months Ended March 31, 2019		Year Ended September 30,
(Unaudited)		2018	2017	2016	2015	2014
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets applicable to Common Stock[e]	1.87[f]	1.75	1.48	1.33	1.25	1.28
Ratio of interest and expense related to floating rate notes issued to average net assets applicable to Common Stock[e]	.91[f]	.60	.37	.20	.16	.16
Ratio of net investment income to average net assets applicable to Common Stock[e]	5.29[f]	5.46	5.57	5.35	5.70	6.33
Ratio of total expenses to total average net assets	1.61[f]	1.45	1.18	1.07	1.00	1.00
Ratio of interest and expense related to floating rate notes issued to total average net assets	.78[f]	.50	.29	.16	.13	.13
Ratio of net investment income to total average net assets	4.54[f]	4.52	4.43	4.29	4.56	4.95
Portfolio Turnover Rate	10.75[d]	17.70	12.49	11.66	11.17	10.97
Asset Coverage of Preferred Stock, end of period	723	711	488	508	495	501
Net Assets applicable to Common Shareholders, end of period ($ x 1,000)	188,357	184,587	194,063	204,069	197,727	200,598
Preferred Stock Outstanding, end of period ($ x 1,000)	30,225	30,225	50,000	50,000	50,000	50,000
Floating Rate Notes Outstanding, end of period ($ x 1,000)	74,682	74,682	51,742	46,492	51,492	51,492

a Based on average common shares outstanding.

b Amount represents less than $.01 per share.

c Calculated based on market value.

d Not annualized.

e Does not reflect the effect of dividends to Preferred Shareholders.

f Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Municipal Income, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified closed-end management investment company. The fund’s investment objective is to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. The Dreyfus Corporation (the “Adviser” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. The fund’s Common Stock trades on the New York Stock Exchange (the “NYSE American”) under the ticker symbol DMF.

The fund has outstanding 616 Series A shares and 593 Series B shares, Auction Preferred Stock (“APS”), with a liquidation preference of $25,000 per share (plus an amount equal to accumulated but unpaid dividends upon liquidation). APS dividend rates are determined pursuant to periodic auctions or by reference to a market rate. Deutsche Bank Trust Company America, as Auction Agent, receives a fee from the fund for its services in connection with such auctions. The fund also compensates broker-dealers generally at an annual rate of .15%-.25% of the purchase price of shares of APS.

The fund is subject to certain restrictions relating to the APS. Failure to comply with these restrictions could preclude the fund from declaring any distributions to shareholders of Common Stock (“Common Shareholders”) or repurchasing shares of Common Stock and/or could trigger the mandatory redemption of APS at liquidation value. Thus, redemptions of APS may be deemed to be outside of the control of the fund.

The holders of APS, voting as a separate class, have the right to elect at least two directors. The holders of APS will vote as a separate class on certain other matters, as required by law. The fund’s Board of Directors (the “Board”) has designated Nathan Leventhal and Benaree Pratt Wiley as directors to be elected by the holders of APS.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with

GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of March 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	287,940,318	-	287,940,318

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Other Financial Instruments:
Liabilities ($)
Floating Rate Notes††	-	(74,682,347)	-	(74,682,347)

† See Statement of Investments for additional detailed categorizations.

†† Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

At March 31, 2019, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Dividends and distributions to Common Shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Common Shareholders will have their distributions reinvested in additional shares of the fund, unless such Common Shareholders elect to receive cash, at the lower of the market price or net asset value per share (but not less than 95% of the market price). If market price is equal to or exceeds net asset value, shares will be issued at net asset value. If net asset value exceeds market price, Computershare Inc., the transfer agent for the fund’s Common Stock, will buy fund shares in the open market and reinvest those shares accordingly.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

On March 28, 2019, the Board declared a cash dividend of $.035 per share from investment income-net, payable on April 30, 2019 to Common Shareholders of record as of the close of business on April 12, 2019. The ex-dividend date was April 11, 2019.

(d) Dividends and distributions to shareholders of APS: Dividends, which are cumulative, are generally reset every 7 days for each Series of APS pursuant to a process specified in related fund charter documents. Dividend rates as of March 31, 2019, for each Series of APS were as follows: Series A–2.668% and Series B–2.746%. These rates reflect the “maximum rates” under the governing instruments as a result of “failed auctions” in which sufficient clearing bids are not received. The average dividend rates for the period ended March 31, 2019 for each Series of APS were as follows: Series A–2.604% and Series B–2.594%.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended March 31, 2019, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended March 31, 2019, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended September 30, 2018 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute. The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $7,881,961 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to September 30, 2018. The fund has $3,147,834 of post-enactment short-term capital losses and $4,734,127 of post-enactment long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2018 was as follows: tax-exempt income $9,849,969 and ordinary income $128,924. The tax character of current year distributions will be determined at the end of the current fiscal year.

(f) New Accounting Pronouncements: In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization On Purchased Callable Debt Securities (“ASU 2017-08”). The update shortens the amortization period for the premium on certain purchased callable debt securities to the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after December 15, 2018.

Also in August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for fiscal years beginning after December 15, 2019. Management is currently assessing the potential impact of these changes to future financial statements.

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Adviser, the management fee is computed at the annual rate of .70% of the value of the fund’s average weekly net assets, inclusive of the outstanding APS, and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund (excluding taxes, interest on borrowings, brokerage fees and extraordinary expenses) exceed the expense limitation of any state having jurisdiction over the fund, the fund may deduct from payments to be made to the Adviser, or the Adviser will bear, the amount of such excess to the extent required by state law. During the period ended March 31, 2019, there was no expense reimbursement pursuant to the Agreement.

(b) The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets and transaction activity. During the period ended March 31, 2019, the fund was charged $23,189 pursuant to the custody agreement.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund has an arrangement with the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

During the period ended March 31, 2019, the fund was charged $3,783 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $128,716, custodian fees $2,340 and Chief Compliance Officer fees $3,783.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended March 31, 2019, amounted to $22,678,775 and $24,045,617, respectively.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity

Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

The average amount of borrowings outstanding under the inverse floater structure during the period ended March 31, 2019 was approximately $74,682,300, with a related weighted average annualized interest rate of 2.23%.

At March 31, 2019, accumulated net unrealized appreciation on investments was $16,228,629, consisting of $16,302,806 gross unrealized appreciation and $74,177 gross unrealized depreciation.

At March 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 4—Subsequent Event:

On March 4, 2019, the fund announced that effective on or about June 3, 2019 (the “Effective Date”), the fund will change its name from Dreyfus Municipal Income, Inc. to BNY Mellon Municipal Income, Inc. In addition, on the effective date, Dreyfus, the fund’s investment adviser and administrator, will change its name to “BNY Mellon Investment Adviser, Inc.”

NOTES

NOTES

NOTES

OFFICERS AND DIRECTORS
Dreyfus Municipal Income, Inc.

200 Park Avenue
New York, NY 10166

Directors	Officers (continued)
Joseph S. DiMartino, Chairman	Assistant Treasurers (continued)
Francine J. Bovich	Robert Svagna
J. Charles Cardona	Chief Compliance Officer
Gordon J. Davis†	Joseph W. Connolly
Isabel P. Dunst
Nathan Leventhal††	Portfolio Managers
Robin A. Melvin	Daniel A. Rabasco
Roslyn M. Watson	Jeffrey B. Burger
Benaree Pratt Wiley††
† Interested Board Member
†† Elected by APS Holders	Adviser
Officers	The Dreyfus Corporation
President	Custodian
Bradley J. Skapyak	The Bank of New York Mellon
Chief Legal Officer	Counsel
Bennett A. MacDougall	Proskauer Rose LLP
Vice President and Secretary	Transfer Agent,
James Bitetto	Dividend Disbursing Agent
Vice Presidents and Assistant Secretaries	and Registrar
Sonalee Cross	Computershare Inc.
Deirdre Cunnane	(Common Stock)
Sarah S. Kelleher	Deutsche Bank Trust Company America
Jeff Prusnofsky	(Auction Preferred Stock)
Peter M. Sullivan	Stock Exchange Listing
Natalya Zelensky	NYSE American Symbol: DMF
Treasurer	Initial SEC Effective Date
James Windels	10/21/88
Assistant Treasurers	Auction Agent
Gavin C. Reilly	Deutsche Bank Trust Company America
Robert S. Robol	(Auction Preferred Stock)
Robert Salviolo

The fund’s net asset value per share appears in the following publications: Barron’s, Closed-End Bond Funds section under the heading “Municipal Bond Funds” every Monday; The Wall Street Journal, Mutual Funds section under the heading
“Closed-End Funds” every Monday.

Notice is hereby given in accordance with Section 23(c) of the Act that the fund may purchase shares of its Common Stock in the open market when it can do so at prices below the then current net asset value per share.

For More Information

Dreyfus Municipal Income, Inc.

200 Park Avenue
New York, NY 10166

Adviser

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Registrar (Common Stock)

Computershare Inc.
480 Washington Boulevard
Jersey City, NJ 07310

Dividend Disbursing Agent (Common Stock)

Computershare Inc.
P.O. Box 30170
College Station, TX 77842

Ticker Symbol: DMF

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

0424SA0319

Item 2.          Code of Ethics.

                       Not applicable.

Item 3.          Audit Committee Financial Expert.

                       Not applicable.

Item 4.          Principal Accountant Fees and Services.

                       Not applicable.

Item 5.          Audit Committee of Listed Registrants.

                       Not applicable.

Item 6.          Investments.

(a)                  Not applicable.

Item 7.          Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                       Not applicable.

Item 8.          Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.          Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                       Not applicable.

Item 10.        Submission of Matters to a Vote of Security Holders.

                       There have been no material changes to the procedures applicable to Item 10.

Item 11.        Controls and Procedures.

(a)          The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.               Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.        Exhibits.

(a)(1)     Not applicable.

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)     Not applicable.

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Income, Inc.

By:         /s/ Bradley J. Skapyak

               Bradley J. Skapyak

               President

Date:      May 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Bradley J. Skapyak

               Bradley J. Skapyak

               President

Date:      May 28, 2019

By:         /s/ James Windels

               James Windels

               Treasurer

Date:      May 28, 2019

EXHIBIT INDEX

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)